PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2015
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets [Text Block]
11.	PREPAIDS AND OTHER

The components of prepaids and other were as follows:

	December 31, 2015	December 31, 2014
Property taxes, insurance and licenses	$2.6	$3.1
Other	2.9	1.5
	$5.5	$4.6

Prepaids and other assets are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.